UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Christopher T. Winkler        Los Angeles, CA            11/14/2008
   --------------------------   ------------------------------    -----------
             [Signature]                [City, State]                [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             51
                                               -------------

Form 13F Information Table Value Total:          $ 1,951,136
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                      Form 13F INFORMATION TABLE


     COLUMN 1                     COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------------    --------    --------    -------- --------------------   ----------  -------- ---------------------
                                   TITLE                   VALUE   SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                OF CLASS     CUSIP      (x$1000) PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------    --------    --------    -------- --------- ----  ----   ----------  -------- -------- ------  ----

AETNA INC NEW                     COM         00817Y108    62,911  1,742,200  SH              Sole            1,742,200
AMAZON COM INC                    COM         023135106    46,013    632,400  SH              Sole              632,400
AMERICAN EAGLE OUTFITTERS NE      COM         02553E106    77,546  5,084,953  SH              Sole            5,084,953
AMERICAN EXPRESS CO               COM         025816109     1,917     54,100  SH              Sole               54,100
AMERIPRISE FIN L INC              COM         03076C106     1,971     51,600  SH              Sole               51,600
BIOGEN IDEC INC                   COM         09062X103    64,945  1,291,400  SH              Sole            1,291,400
BOEING CO                         COM         097023105    64,364  1,122,300  SH              Sole            1,122,300
CANADIAN NAT RES LTD              COM         136385101    39,816    581,600  SH              Sole              581,600
CHESAPEAKE ENERGY CORP            COM         165167107    36,036  1,004,900  SH              Sole            1,004,900
CHINA NEPSTAR CHAIN DRUGSTOR   SPONSORED
                                  ADR         16943C109     5,970  1,220,900  SH              Sole            1,220,900
CIT GROUP INC                     COM         125581108     1,508    216,624  SH              Sole              216,624
CSX CORP                          COM         126408103    42,341    775,900  SH              Sole              775,900
DELL INC                          COM         24702R101    47,654  2,891,600  SH              Sole            2,891,600
DEVON ENERGY CORP NEW             COM         25179M103    45,481    498,700  SH              Sole              498,700
E TRADE FINANCIAL CORP            COM         269246104     1,582    564,900  SH              Sole              564,900
EXPRESS SCRIPTS INC               COM         302182100    10,609    143,710  SH              Sole              143,710
FIRST AMERN CORP CALIF            COM         318522307    23,376    792,400  SH              Sole              792,400
FREEPORT-MCMORAN COPPER & GO      COM         35671D857     3,661     64,400  SH              Sole               64,400
GARMIN LTD                        ORD         G37260109    20,376    600,362  SH              Sole              600,362
GENWORTH FINL INC                 COM CL A    37247D106     1,006    116,800  SH              Sole              116,800
HOME DEPOT INC                    COM         437076102    85,121  3,287,800  SH              Sole            3,287,800
INNOPHOS HOLDINGS INC             COM         45774N108     3,730    152,998  SH              Sole              152,998
JPMORGAN & CHASE & CO             COM         46625H100    44,295    948,500  SH              Sole              948,500
LEAP WIRELESS INTL INC            COM NEW     521863308    88,362  2,319,200  SH              Sole            2,319,200
LEGG MASON INC                    COM         524901105    44,191  1,161,100  SH              Sole            1,161,100
LIBERTY ACQUISITION HLDGS CO      COM         53015Y107    21,750  2,500,000  SH              Sole            2,500,000
LIBERTY ACQUISITION HLDGS CO      *W EXP
                                 12/12/201    53015Y115       875  1,250,000  SH              Sole            1,250,000
LILLY ELI & CO                    COM         532457108   126,472  2,872,400  SH              Sole            2,872,400
MACYS INC                         COM         55616P104     4,419    245,771  SH              Sole              245,771
MARTIN MARIETTA MATLS INC         COM         573284106    47,435    423,600  SH              Sole              423,600
MBIA INC                          COM         55262C100     2,174    182,679  SH              Sole              182,679
MCDERMOTT INTL INC                COM         580037109     2,756    107,875  SH              Sole              107,875
MEDCO HEALTH SOLUTIONS INC        COM         58405U102     7,461    165,811  SH              Sole              165,811
MERRILL LYNCH & CO INC            COM         590188108     2,163     85,500  SH              Sole               85,500
METROPCS COMMUNICATIONS INC       COM         591708102    44,556  3,184,852  SH              Sole            3,184,852
MICROSOFT CORP                    COM         594918104    90,778  3,401,200  SH              Sole            3,401,200
MOTOROLA INC                      COM         620076109     3,479    487,300  SH              Sole              487,300
ORACLE CORP                       COM         68389X105   117,455  5,783,100  SH              Sole            5,783,100
PRECISION CASTPARTS CORP          COM         740189105    41,612    528,200  SH              Sole              528,200
QUALCOMM INC                      COM         747525103    63,823  1,485,300  SH              Sole            1,485,300
SANDRIDGE ENERGY INC              COM         80007P307     4,829    246,400  SH              Sole              246,400
SEAGATE TECHNOLOGY                SHS         G7945J104    34,438  2,841,400  SH              Sole            2,841,400
SPIRIT AEROSYSTEMS HLDGS INC      COM CL A    848574109    41,392  2,575,725  SH              Sole            2,575,725
SPRINT NEXTEL CORP                COM SER 1   852061100    60,030  9,840,915  SH              Sole            9,840,915
SUNCOR ENERGY INC                 COM         867229106    21,660    514,000  SH              Sole              514,000
TALISMAN ENERGY INC               COM         87425E103     7,125    501,055  SH              Sole              501,055
TERADATA CORP DEL                 COM         88076W103    29,777  1,527,047  SH              Sole            1,527,047
UNION PAC CORP                    COM         907818108     4,106     57,700  SH              Sole               57,700
UNITEDHEALTH GROUP INC            COM         91324P102    59,024  2,324,700  SH              Sole            2,324,700
WELLPOINT INC                     COM         94973V107    55,876  1,194,700  SH              Sole            1,194,700
YAHOO INC                         COM         984332106   190,890 11,034,100  SH              Sole           11,034,100

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